Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO	Compensation Actually Paid to PEO(1)(3)		Average SCT Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs(2)(3)		Value of Initial Fixed $100 on Dec. 31, 2019 Investment Based on:		Net Income (in millions)	Comparable EBITDA(6) (in millions)
							TSR(4)	Peer Group TSR(5)
	($)	($)		($)	($)				($)	($)
(a)	(b)	(c)		(d)	(e)		(f)	(g)	(h)	(i)
2024	9,283,808	23,502,337		3,345,997	7,889,135		341	156	489	2,776
2023	9,205,982	20,550,114		3,477,265	7,287,519		245	154	406	2,665
2022	9,765,953	14,994,241	(7)	3,655,823	5,320,731	(7)	173	128	867	2,722
2021	8,817,637	24,319,077	(7)	2,963,796	4,139,462	(7)	166	155	519	2,433
2020	8,106,836	15,576,769	(7)	3,412,518	5,992,549	(7)	120	117	(122)	2,258

Company Selected Measure Name	Comparable EBITDA
Named Executive Officers, Footnote	The PEO in all five reporting years was Mr. Sanchez, our Board Chair and CEO. The table below shows the additions and deductions to calculate Compensation Actually Paid for our PEO in each fiscal yearThe non-PEO NEOs reflected in columns (d) and (e) represent the following individuals: Messrs. Diez, Sensing, Havens and Fatovic in 2024, 2023 and 2022; Messrs. Diez, Parker, Sensing, Havens and Fatovic in 2021; and Messrs. Diez, Parker, Sensing and Fatovic in 2020. The table below shows the additions and deductions to calculate the average Compensation Actually Paid to our non-PEO NEOs in each fiscal year
Peer Group Issuers, Footnote	Amount is calculated using the market capitalization of each company in the Peer Group TSR, at the beginning of each requisite period. The Peer Group TSR represents the Dow Jones Transportation 20 Index as presented in "Item 5. Market for Registrant's Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities" on page 22 of our 2024 Annual Report.
PEO Total Compensation Amount	$ 9,283,808	$ 9,205,982	$ 9,765,953	$ 8,817,637	$ 8,106,836
PEO Actually Paid Compensation Amount	$ 23,502,337	20,550,114	14,994,241	24,319,077	15,576,769
Adjustment To PEO Compensation, Footnote

Year	Reported SCT Total for PEO	Value of Stock Awards from SCT	Reported Change in Pension Value and Nonqualified Deferred Compensation Earnings from SCT	Equity Award Adjustments									Compensation Actually Paid to PEO
				Year-End Fair Value of Equity Awards Granted in the Applicable Year that are Unvested as of the end of the Applicable Year		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested in the Year		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during Applicable Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
	($)	($)	($)	($)		($)		($)		($)	($)		($)
2024	9,283,808	(6,632,456)	—	12,993,178		3,821,584		3,292,616		—	743,607		23,502,337
2023	9,205,982	(6,179,815)	(81,250)	10,061,977		3,835,489		2,972,998		—	734,733		20,550,114
2022	9,765,953	(5,330,950)	—	9,499,134		389,705	(7)	(299,238)	(7)	—	969,637	(7)	14,994,241	(7)
2021	8,817,637	(4,696,570)	—	9,282,482	(7)	5,147,217	(7)	4,626,892	(7)	—	1,141,419	(7)	24,319,077	(7)
2020	8,106,836	(4,299,705)	(150,916)	12,967,771	(7)	(613,221)	(7)	(785,657)	(7)	—	351,661	(7)	15,576,769	(7)

Non-PEO NEO Average Total Compensation Amount	$ 3,345,997	3,477,265	3,655,823	2,963,796	3,412,518
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,889,135	7,287,519	5,320,731	4,139,462	5,992,549
Adjustment to Non-PEO NEO Compensation Footnote

Year	Reported Average SCT Total for non-PEO NEOs	Average Value of Stock Award from SCT	Average Reported Change in Pension Value and Nonqualified Deferred Compensation Earnings from SCT	Average Equity Award Adjustments									Average Compensation Actually Paid to non-PEO NEOs
				Year-End Fair Value of Equity Awards Granted in the Applicable Year that are Unvested as of the end of the Applicable Year		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested in the Year		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during Applicable Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
	($)	($)	($)	($)		($)		($)		($)	($)		($)
2024	3,345,997	(2,040,631)	—	3,997,644		1,271,297		1,074,878		—	239,950		7,889,135
2023	3,477,265	(2,059,865)	(35,502)	3,353,924		1,241,006		1,061,797		—	248,894		7,287,519
2022	3,655,823	(1,742,737)	—	3,105,337		123,317	(7)	(97,502)	(7)	—	276,493	(7)	5,320,731	(7)
2021	2,963,796	(1,580,708)	—	2,173,633	(7)	1,056,635	(7)	729,398	(7)	(1,422,825) (7)	219,533	(7)	4,139,462	(7)
2020	3,412,518	(1,593,623)	(55,462)	4,418,770	(7)	29,617	(7)	(365,597)	(7)	—	146,326	(7)	5,992,549	(7)

Compensation Actually Paid vs. Total Shareholder Return	The charts below show the relationship between "compensation actually paid" to PEO and non-PEO NEOs with Company and Peer Group TSR, and with Net Income and Comparable EBITDA, as reported in the Pay Versus Performance table above for fiscal years 2020 to 2024.

Compensation Actually Paid vs. Net Income	The charts below show the relationship between "compensation actually paid" to PEO and non-PEO NEOs with Company and Peer Group TSR, and with Net Income and Comparable EBITDA, as reported in the Pay Versus Performance table above for fiscal years 2020 to 2024.

Compensation Actually Paid vs. Company Selected Measure	The charts below show the relationship between "compensation actually paid" to PEO and non-PEO NEOs with Company and Peer Group TSR, and with Net Income and Comparable EBITDA, as reported in the Pay Versus Performance table above for fiscal years 2020 to 2024.

Total Shareholder Return Vs Peer Group	The charts below show the relationship between "compensation actually paid" to PEO and non-PEO NEOs with Company and Peer Group TSR, and with Net Income and Comparable EBITDA, as reported in the Pay Versus Performance table above for fiscal years 2020 to 2024.

Tabular List, Table

Financial Performance Measures	Page
ROE	38
Free Cash Flow	38
Strategic Revenue Growth	38
Comparable EBITDA	35

Total Shareholder Return Amount	$ 341	245	173	166	120
Peer Group Total Shareholder Return Amount	156	154	128	155	117
Net Income (Loss)	$ 489,000,000	$ 406,000,000	$ 867,000,000	$ 519,000,000	$ (122,000,000)
Company Selected Measure Amount	2,776	2,665	2,722	2,433	2,258
Additional 402(v) Disclosure	For performance share awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end fair values used in the Compensation Actually Paid calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end date. For option awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year-end dates using the Black-Scholes-Merton option pricing model. Calculated in the same manner, with the same peer group, as required under Item 201(e) of Regulation S-K, measuring the period from the market close on the last trading day before the earliest fiscal year in the table through and including the end of the fiscal year for which cumulative TSR is calculated.Reflects amended amounts correcting an error in the Company's annual proxy statement for the fiscal year ended December 31, 2022, filed with the SEC on March 15, 2023, which overstated (for fiscal years 2022 and 2020) and understated (for fiscal year 2021) the underlying amount used for the fair value of equity awards that were granted. The amounts previously reported in the Pay Versus Performance table above, as well as the corresponding tables showing the additions and deductions used to calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to non-PEO NEOs, have been corrected to reflect the following:
•For the "Compensation Actually Paid to PEO" column that appears in the Pay Versus Performance table and the corresponding table showing the additions and deductions used to calculate Compensation Actually Paid to PEO: the amended amounts are $14,994,241, $24,319,077 and $15,576,769, in 2022, 2021 and 2020, respectively, compared to $16,096,527, $22,693,300 and $16,422,956, in 2022, 2021 and 2020, respectively, that were reported in the Company's annual proxy statement for the fiscal year ended December 31, 2022.
•For the "Average Compensation Actually Paid to non-PEO NEOs" column that appears in the Pay Versus Performance table and the corresponding table showing the additions and deductions used to calculate Average Compensation Actually Paid to non-PEO NEOs: the amended amounts are $5,320,731, $4,139,462 and $5,992,549, in 2022, 2021 and 2020, respectively, compared to $5,569,923, $3,806,715 and $6,209,380, in 2022, 2021 and 2020, respectively, that were reported in the Company's annual proxy statement for the fiscal year ended December 31, 2022.

Measure:: 1
Pay vs Performance Disclosure
Name	ROE
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Strategic Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Comparable EBITDA
Non-GAAP Measure Description	Comparable EBITDA, a non-GAAP financial measure, is defined as net earnings, first adjusted to exclude discontinued operations and the following items, all from continuing operations: (i) non-operating pension costs, net, and (ii) any other items that are not representative of our business operations (these are the same items that are excluded from comparable earnings measures for the relevant periods), and then adjusted further for (a) interest expense, (b) income taxes, (c) depreciation, (d) used vehicle sales results and (e) amortization. The comparable EBITDA amount shown in the table reflects Company-wide results. In 2023, for compensation purposes, the Committee determined to exclude (i) the higher than expected comparable EBITDA benefit from an asset impairment charge related to a customer bankruptcy from the comparable EBITDA results of RSI and SCS, and (ii) the acquisition of IFS Holdings, LLC (acquired in November 2023 for approximately $255 million) from the comparable EBITDA and operating revenue results of RSI and SCS. As such, the total amount of comparable EBITDA used for 2023 compensation purposes was $2,645 billion. In 2021, for compensation purposes, the Committee determined to exclude the acquisition of Midwest Warehouse & Distribution System (acquired in November 2021 for approximately $284 million) from comparable EBITDA 2021 results. As such, the total amount of comparable EBITDA used for 2021 compensation purposes was $2,429 billion. For a reconciliation of the non-GAAP financial measure to the most comparable GAAP measure, as well as the reasons why management believes the measure is useful to shareholders, refer to the "Non-GAAP Financial Measures" on page 42 of our 2024 Annual Report.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (81,250)	$ 0	$ 0	$ (150,916)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,632,456)	(6,179,815)	(5,330,950)	(4,696,570)	(4,299,705)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,993,178	10,061,977	9,499,134	9,282,482	12,967,771
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,821,584	3,835,489	389,705	5,147,217	(613,221)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	743,607	734,733	969,637	1,141,419	351,661
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,292,616	2,972,998	(299,238)	4,626,892	(785,657)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(35,502)	0	0	(55,462)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,040,631)	(2,059,865)	(1,742,737)	(1,580,708)	(1,593,623)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,997,644	3,353,924	3,105,337	2,173,633	4,418,770
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,271,297	1,241,006	123,317	1,056,635	29,617
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,074,878	1,061,797	(97,502)	729,398	(365,597)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(1,422,825)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 239,950	$ 248,894	$ 276,493	$ 219,533	$ 146,326